Warrants	8 Months Ended
Sep. 30, 2024
Warrants [Abstract]
WARRANTS

NOTE 8 – WarrantS

Accounting for warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common stock and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding.

Public Warrants

At September 30, 2024, there were 91,925 Public Warrants outstanding issuable into 91,925 shares of Common Stock, each with a right to purchase one share of Common Stock for $1,150.00. The Public Warrants became exercisable 30 days after the Merger. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Common Stock issuable upon exercise of the warrants and a current prospectus relating to such Common Stock. The warrants were registered under a resale registration statement on Form S-1 (File No. 333-279156), which was declared effective by the Securities and Exchange Commission on July 5, 2024.

Notwithstanding the foregoing, warrant holders may, during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The Public Warrants will expire five years after the Merger or earlier upon redemption or liquidation.

Once the warrants became exercisable, the Company may, with 30 days prior notice, redeem the Public Warrants in whole and not in part, at a price of $0.01 per warrant if the shares underlying the warrants are registered and if the closing price of Common Stock equals or exceeds $18.00 for 20 of the prior 30 trading days. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuances of Common Stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the warrants.

As discussed above, the Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. Management has concluded that the Public Warrants and Private Placement Warrants issued pursuant to the warrant agreement qualify for equity accounting treatment.

Conversion warrants

On November 14, 2019, Predecessor issued warrants to purchase a total of 1,849,638 shares of Predecessor Series A Preferred Stock at a price of $1.7571 per share. The warrants were exercisable into shares of Predecessor Series A Preferred Stock at the discretion of the holder, at any time in the five years after issuance. The warrants were analyzed and determined to be freestanding instruments issued in a transaction including the conversion or sale of the Series A Preferred Stock. A warrant to purchase up to 426,839 shares of Series A Preferred Stock was issued in a transaction that included the conversion of 100 shares of Series 1 Preferred Stock into 2,845,597 shares of Predecessor Series A Preferred Stock. Another warrant to purchase up to 1,422,799 shares of Series A Preferred Stock was issued concurrent with the purchase of 2,845,597 shares of Series A Preferred Stock. These warrants are collectively referred to as the “Predecessor preferred stock warrants.” On February 14, 2024, the Predecessor preferred stock warrants were converted into warrants to purchase up to 3,250 shares of Common Stock (“Conversion Warrants”).

The Conversion Warrants will initially be exercisable for Common Stock at an exercise price equal to $100.00. The exercise price is subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Common Stock issuable upon the exercise of the Conversion Warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment.

The Conversion Warrants will expire five years after the original Predecessor warrants were issued, or November 14, 2024. The Conversion Warrants will automatically convert at the end of the exercise period if the fair market value (as determined in the Conversion Warrants) of a share of Common Stock underlying the Conversion Warrants is greater than the exercise price in effect on such date.

As discussed above, Predecessor accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. Based on the exercisability of the Predecessor Preferred Warrants into Series A Preferred Stock, which had a cash redemption feature outside of the control of Predecessor, the Predecessor warrants were recorded as a derivative liability and were revalued at each reporting period, with the change in value being recorded on the Statement of Operations.

The Company’s Conversion Warrants are exercisable into Common Stock, which has no cash redemption features that require liability treatment and the Company recorded the Conversion Warrants as equity.

February 2024 PIPE Common Warrants (Successor)

The Company’s February 2024 PIPE Common Warrants are initially exercisable for cash at an exercise price equal to the greater of (x) $920.00 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events) and (y) the closing price of the Common Stock on the trading day immediately prior to the Subscription Date (as defined in the February 2024 PIPE Common Warrant Agreement). The exercise price is subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Common Stock issuable upon the exercise of the February 2024 PIPE Common Warrants will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment. On Stockholder approval for the issuance of shares underlying the warrants, granted April 30, 2024, the exercise price of the February 2024 PIPE Common Warrants was adjusted to $139.00 per share, per the terms of the Securities Purchase Agreement.

The February 2024 PIPE Common Warrants will be exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expiring on the third anniversary of the Initial Exercisability Date. The February 2024 PIPE Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise.

If at the time of exercise of the February 2024 PIPE Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the Common February 2024 PIPE Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

If we issue options, convertible securities, warrants, shares, or similar securities to holders of Common Stock, each holder of February 2024 PIPE Common Warrants has the right to acquire the same as if the holder had exercised its February 2024 PIPE Common Warrants. The holders of February 2024 PIPE Common Warrants are entitled to receive any dividends paid or distributions made to our holders of Common Stock on an “as if converted” basis.

The February 2024 PIPE Common Warrants prohibit us from entering into specified fundamental transactions unless the successor entity assumes all of our obligations under the February 2024 PIPE Common Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of February 2024 PIPE Common Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the February 2024 PIPE Common Warrants been exercised immediately prior to the applicable corporate event. When there is a transaction involving specified changes of control, a holder of February 2024 PIPE Common Warrants can request the Company to exchange the then unexercised portion of their February 2024 PIPE Common Warrants for consideration equal to the Black-Scholes value thereof, which shall be settled, at the option of the Company in either (i) the form of rights convertible into the consideration receivable by holders of the underlying shares of common stock, based upon the value of the shares of the successor entity over a specified period or (ii) cash in an amount equal to the Black-Scholes value.

The Company’s February 2024 PIPE Common Warrants are exercisable into Common Stock, which has no cash redemption features that require liability treatment. The Company has recorded the February 2024 PIPE Common Warrants as equity.

September 2024 PIPE Common Warrants (Successor)

The Company’s September 2024 PIPE Common Warrants are initially exercisable for cash at an initial exercise price equal to $9.80 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events). The exercise price is also subject to adjustment for the sale of Common Stock, or issuance or modification of options to a result in the purchase of a Common Share at an effective price per share lower than the then current September 2024 PIPE Common Warrant exercise price. Additionally, should the Company issue any variable priced convertible securities, the holders may elect an alternative exercise price that allows exercise at the effective purchase price applicable to the convertible security.

The September 2024 PIPE Common Warrants will be exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expiring on the third anniversary of the Initial Exercisability Date. The September 2024 PIPE Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise.

If at the time of exercise of the September 2024 PIPE Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the Common September 2024 PIPE Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

If we issue options, convertible securities, warrants, shares, or similar securities to holders of Common Stock, each holder of September 2024 PIPE Common Warrants has the right to acquire the same as if the holder had exercised its September 2024 PIPE Common Warrants. The holders of September 2024 PIPE Common Warrants are entitled to receive any dividends paid or distributions made to our holders of Common Stock on an “as if converted” basis.

The September 2024 PIPE Common Warrants prohibit us from entering into specified fundamental transactions unless the successor entity assumes all of our obligations under the September 2024 PIPE Common Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of September 2024 PIPE Common Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the September 2024 PIPE Common Warrants been exercised immediately prior to the applicable corporate event. When there is a transaction involving specified changes of control, a holder of September 2024 PIPE Common Warrants can request the Company to exchange the then unexercised portion of their September 2024 PIPE Common Warrants for consideration equal to the Black-Scholes value thereof, which shall be settled, at the option of the Company in either (i) the form of rights convertible into the consideration receivable by holders of the underlying shares of common stock, based upon the value of the shares of the successor entity over a specified period or (ii) cash in an amount equal to the Black-Scholes value.

The Company’s September 2024 PIPE Common Warrants are exercisable into Common Stock, which has no cash redemption features that require liability treatment. The Company has recorded the September 2024 PIPE Common Warrants as equity.

Preferred Warrants

The Preferred Warrants will initially be exercisable for cash at an exercise price equal to $800. The exercise price is subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Series A Preferred Stock issuable upon the exercise of the Preferred Warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment.

The Preferred Warrants will expire on the first anniversary of the closing of the Merger, or February 14, 2025.

We have the right, conditional upon the share price of CERO stock to be trading above $100.00 per share, to require the holders of Preferred Warrants to exercise such Preferred Warrants into up to an aggregate number of shares of Preferred Stock equal to the holder’s pro rata amount of 2,500 shares of Preferred Stock. In connection with the Series C PIPE Financing, we agreed with certain holders of the Preferred Warrants not to exercise such right to require such exercise by the holders thereof in consideration for their investment in the Series C PIPE Financing.

The Preferred Warrants prohibit us from entering into specified fundamental transactions unless the Successor assumes all of our obligations under the Preferred Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of the Preferred Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the Preferred Warrant been exercised immediately prior to the applicable corporate event.

In the three-month period ended September 30, 2024, 38 Series A Preferred Warrants were converted into shares of Series A Preferred Stock for proceeds of $38,000.

The Company’s Preferred Warrants are exercisable into Series A Preferred Stock, which has no cash redemption features that require liability treatment. The Company has recorded the Preferred Warrants as equity.

The Company warrants outstanding at September 30, 2024 are presented below:

Balance September 30, 2024
Common Warrants
Preferred Warrants (Predecessor)	-
Public Warrants (Successor)	91,925
Conversion Warrants (Successor)	3,250
Common February 2024 PIPE Warrants (Successor)	6,127
Common September 2024 PIPE Warrants (Successor)	81,752
Weighted average exercise price	$604.00
Weighted average remaining life (years)	3.9

Series A Preferred Warrants (Successor)	2,462
Exercise price	$800
Remaining life (years)	0.38